Related Party Transactions - Summary of financial information of groups equity method investees (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Related Party Transaction [Line Items]
Total assets		¥ 294,895,707	¥ 276,741,152	¥ 272,173,200
Total liabilities		283,417,654	266,191,227
Total equity		11,478,053	10,549,924	10,431,187
Noncontrolling interests		618,420	484,909
Total interest and dividend income		5,976,373	6,166,977	5,767,000
Net interest income after provision (credit) for credit losses		1,498,071	1,163,055	1,157,788
Income before income tax expense		1,685,600	759,300	1,623,100
Net income	[1]	1,326,013	559,756	1,197,992
Equity Method Investee
Related Party Transaction [Line Items]
Loans		7,049,000	6,978,000
Total assets		26,779,000	26,562,000
Deposits		569,000	700,000
Total liabilities		21,548,000	22,003,000
Total equity		5,231,000	4,559,000
Noncontrolling interests		34,000	26,000
Total interest and dividend income		1,019,000	962,000	958,000
Total interest expense		380,000	323,000	384,000
Provision (credit) for credit losses		70,000	83,000	83,000
Net interest income after provision (credit) for credit losses		569,000	556,000	490,000
Income before income tax expense		545,000	474,000	394,000
Net income		¥ 407,000	¥ 354,000	¥ 298,000

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 16 “Accumulated other comprehensive income (loss), net of tax.”